Condensed Consolidated Statements of Cash Flows Supplemental Disclosures of Cash Flow Information - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 0	$ 32
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Reclassification from deposit for mining equipment to mining equipment	9,137	0
Issuance of common shares and warrants for settlement of liabilities	1,957	2,056
Issuance of common shares for purchase of intangible assets	1,721	0
Issuance of common shares for conversion of convertible debt	0	799
Issuance of common shares for exercise of warrants applied to settlement of liabilities	$ 0	$ 92